Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfustif-20200529_SupplementTextBlock

SUPPLEMENT TO THE ADMINISTRATOR CLASS PROSPECTUS AND
SUMMARY PROSPECTUS
OF
WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo Ultra Short-Term Income Fund (the "Fund")

Effective June 1, 2020, the expense cap for Administrator Class of the Fund is being lowered as follows:

The Manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.50% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Ultra Short-Term Income Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021